Commitments under Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments Under Operating Leases

Future minimum rental commitments under non-cancelable leases as of September 30, 2012 are as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$413
2013	1,620
2014	1,643
2015	1,272
2016	838
Thereafter	628

Total	$6,414

Future minimum rental commitments under noncancelable leases as of December 31, 2011 are as follows (in thousands):

Year ending December 31:
2012	$1,402
2013	699
2014	687
2015	128
2016	7

Total	$2,923